Income Tax - Schedule of Loss Before Tax at the Statutory Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Loss before tax	$ (37,678,411)	$ (172,537,530)	$ (49,693,594)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates	(6,345,825)	(3,809,856)	(7,164,497)
Income not subject to tax	(471,515)	(180,380)	(134,867)
Expenses not deductible for tax	881,506	636,813	4,606,490
Tax losses and deductible temporary differences not recognized	5,955,248	3,645,841	2,448,213
Tax losses and deductible temporary differences utilized from previous periods	(12,983)	(282,239)	(4,352)
Others	102,497	52,804	(2,766)
Income tax expense/(credit) at the Group’s effective tax rate	$ 108,928	$ 62,983	$ (251,779)